Expense Example - FidelitySAIUSMomentumIndexFund-PRO - FidelitySAIUSMomentumIndexFund-PRO - Fidelity SAI U.S. Momentum Index Fund - Fidelity SAI U.S. Momentum Index Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 13
3 years	42
5 years	73
10 years	$ 166